Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Related Party Transactions (Tables) [Line Items]
Schedule of Fair Value of the Options Granted to Each Individual and the Related Expense	Remuneration attributed to key management personnel are summarized as follows:
	Three months ended June 30, 2024	Three months ended June 30, 2023	Six months ended June 30, 2024	Six months ended June 30, 2023
Consulting fees	$80,000	40,288	160,833	91,538
Salaries	170,641	159,814	377,656	316,253
Share-based compensation	(54,859)	75,369	(32,583)	122,355
	$195,782	275,471	505,907	530,146
Remuneration attributed to key management personnel are summarized as follows:
	December 31, 2023	December 31, 2022
Consulting fees	$230,000	$215,078
Salaries	633,957	403,180
Share-based compensation	357,349	129,980
	$1,221,306	$748,238

Related Party [Member]
Related Party Transactions (Tables) [Line Items]
Schedule of Fair Value of the Options Granted to Each Individual and the Related Expense	Details of the fair value granted to each related party in the current and prior periods, and the related expense recorded for the six months ended June 30, 2024, and 2023 is as follow:
	Six Months Ended June 30, 2024	Six Months Ended June 30, 2023	Fair value of stock options granted
Braeden Lichti, Former Chairman and President[1]	$(5,355)	$3,927	$50,995
Graydon Bensler, CEO, CFO and Director	1,502	3,927	50,995
Jordan Plews, Director	1,502	3,927	50,995
Tim Sayed, Chief Medical Officer	1,502	3,927	50,995
Jeffrey Parry, Director	13,349	5,210	107,669
Crystal Muilenburg, Former Director[1]	(41,668)	11,199	210,245
Julie Daley, Director	53,643	13,428	210,245
George Kovalyov, Director	10,308	-	52,845
Brenda Buechler, Former Chief Marketing Officer[1]	(36,918)	41,426	143,671
Christoph Kraneiss, Former Chief Commercial Officer[1]	(30,449)	35,384	121,243
	$(32,583)	$122,355	$1,049,898

Details of the fair value granted to each individual and the related expense recorded for the year ended December 31, 2023 is as follow:
	December 31, 2023	December 31, 2022	Fair value of stock options granted
Braeden Lichti, Former Chairman and President	$6,563	$14,181	$50,995
Graydon Bensler, CFO and Director	6,563	14,181	50,995
Jordan Plews, CEO and Director	6,563	14,181	50,995
Tim Sayed, Chief Medical Officer	6,563	14,181	50,995
Jeffrey Parry, Director	29,855	-	107,669
Julie Daley, Director	98,613	-	210,245
Crystal Muilenburg, Director	82,252	-	210,245
Brenda Buechler, Chief Marketing Officer	62,705	-	143,671
Christoph Kraneiss, Chief Commercial Officer	57,672	-	121,243
	$357,349	$56,724	$997,053